DEBT	12 Months Ended
Dec. 31, 2011
DEBT [Abstract]
DEBT
F.	DEBT

We had a five-year, $300 million unsecured revolving credit facility, which included amounts reserved for letters of credit. Cash borrowings were charged interest based upon an index equal to the Eurodollar rate (in the case of borrowings in US Dollars) or the bankers' acceptance rate quoted  (in the case of borrowings in Canadian Dollars), plus a margin (ranging from 27 to 90 basis points, based upon our financial performance).  We were also charged an annual facility fee on the entire amount of the lending commitment (ranging from 8 to 25 basis points, based upon our performance), and a usage premium (ranging from 5 to 12.5 basis points, based upon our performance) at times when borrowings in US Dollars exceed $150 million. The average borrowing rate on this facility was 0.8% in both 2011 and 2010.  The amount outstanding on the revolving credit facility is included in the long-term debt summary below.

On November 14, 2011, we entered into a five-year, $265 million unsecured revolving credit facility, which includes amounts reserved for letters of credit. This facility replaced our $300 million unsecured revolving credit facility. Cash borrowings are charged interest based upon an index we elect, equal to the U.S. prime rate (in the case of borrowings in US Dollars), the Canadian prime rate as determined by the agent (in the case of borrowings in Canadian Dollars), or the Eurodollar rate (in the case of any borrowing, including foreign currency borrowings), in each case, plus a margin ranging from 110 to 165 basis points, determined based upon our financial performance. We are also charged a facility fee on the entire amount of the lending commitment, at a per annum rate ranging from 15 to 35 basis points, also determined based upon our performance.

Outstanding letters of credit extended on our behalf on December 31, 2011 and December 25, 2010 aggregated $31.3 million, which includes approximately $12.4 million related to industrial development revenue bonds.  Letters of credit have one year terms and include an automatic renewal clause.  The letters of credit are charged an annual interest rate ranging from 110 to 165 and 27 to 90 basis points under the $265 and $300 million facilities, respectively, based upon our financial performance.

Long-term debt and capital lease obligations are summarized as follows on December 31, 2011 and December 25, 2010 (amounts in thousands):

	2011	2010
Series 2002-A Senior Notes Tranche B, due on December 18,2012, interest payable semi-annually at 6.16%	$40,000	$40,000
Revolving credit facility		2,109
Series 1999 Industrial Development Revenue Bonds, due on August 1, 2029, interest payable monthly at a floating rate (0.42% on December 31, 2011)	3,300	3,300
Series 2000 Industrial Development Revenue Bonds, due on October 1, 2020, interest payable monthly at a floating rate (0.38% on December 31, 2011)	2,700	2,700
Series 2001 Industrial Development Revenue Bonds, due on November 1, 2021, interest payable monthly at a floating rate (0.38% on December 31, 2011)	2,500	2,500
Series 2002 Industrial Development Revenue Bonds, due on December 1, 2022, interest payable monthly at a floating rate (0.36% on December 31, 2011)	3,700	3,700
Capital lease obligations		458
Other	270	524
	52,470	55,291
Less current portion	(40,270)	(712)
Long-term portion	$12,200	$54,579

Financial covenants on the unsecured revolving credit facility and unsecured notes include a minimum net worth requirement, minimum interest coverage tests, and a maximum leverage ratio.  The agreements also restrict the amount of additional indebtedness we may incur and the amount of assets which may be sold.  We were within all of our lending requirements on December 31, 2011 and December 25, 2010.

On December 31, 2011, the principal maturities of long-term debt and capital lease obligations are as follows (in thousands):

2012	$40,270
2013
2014
2015
2016
Thereafter	12,200
$52,470

On December 31, 2011, the estimated fair value of our long-term debt, including the current portion, was $54.0 million, which was $1.5 million greater than the carrying value.  The estimated fair value is based on rates anticipated to be available to us for debt with similar terms and maturities.